FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Cash Proceeds (Payments) on Debt Derivatives (Details) - CAD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 20, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Total payments on debt derivatives			$ (52,731)	$ (27,534)
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives			50,811	26,049
Total payments on debt derivatives			(50,697)	(25,942)
Net proceeds on settlement of debt derivatives and subsidiary equity derivatives			114	107
Debt derivatives | US commercial paper program
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives			1,175	2,478
Total payments on debt derivatives			(1,176)	(2,466)
Debt derivatives | Credit facilities
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives			15,171	23,368
Total payments on debt derivatives			(15,203)	(23,280)
Debt derivatives | Senior notes
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives			4,815	0
Total payments on debt derivatives			(4,743)	0
Debt derivatives | Subsidiary equity derivative instruments
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives			29,447	0
Total payments on debt derivatives			(29,379)	0
Net proceeds on settlement of debt derivatives and subsidiary equity derivatives	$ 24	$ 44
Debt derivatives | Lease Liabilities
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives			203	203
Total payments on debt derivatives			$ (196)	$ (196)